BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of Lease liabilities as at 1 January 2019 to Operating lease commitments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Total lease liabilities	¥ 8,369,262		¥ 11,010,323
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Operating lease commitments as at 31 December 2018		¥ 12,989,524
Less: Commitments relating to short-term leases, low-value assets leases and those leases with a remaining lease term ending on or before 31 December 2019		59,819
Undiscounted Operating lease commitments as at 1 January 2019 under IFRS 16		¥ 12,929,705
Weighted average incremental borrowing rate as at 1 January 2019		4.97%
Discounted operating lease commitments as at 1 January 2019 under IFRS 16		¥ 6,929,053
Add: Recognized Finance leases as at 31 December 2018		4,081,270
Total lease liabilities		¥ 11,010,323